Intangible assets, net - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment loss		$ 3,065
Compound annual growth rate	456.00
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Impairment percentage plus inflation	8.72%
Remaining concession period	21 years
Discount rate applied to cash flow projections	8.72%